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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ September 30, 2013 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.8%
ADVERTISING—0.5%
Lamar Advertising Co., Cl. A*	48,700	$2,290,361

AEROSPACE & DEFENSE—2.9%
Boeing Co., /The	59,300	6,967,750
Honeywell International, Inc.	62,500	5,190,000
		12,157,750
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	27,600	2,521,812

AIRLINES—0.7%
Copa Holdings SA, Cl. A	11,900	1,650,173
Delta Air Lines, Inc.	53,700	1,266,783
		2,916,956
APPAREL ACCESSORIES & LUXURY GOODS—2.8%
Fossil Group, Inc.*	10,000	1,162,400
Michael Kors Holdings Ltd.*	39,300	2,928,636
PVH Corp.	30,900	3,667,521
Ralph Lauren Corp.	24,700	4,068,831
		11,827,388
APPAREL RETAIL—0.5%
L Brands, Inc.	34,400	2,101,840

APPLICATION SOFTWARE—2.4%
Cadence Design Systems, Inc.*	272,500	3,678,750
Nuance Communications, Inc.*	21,200	396,334
Salesforce.com, Inc.*	77,000	3,997,070
SAP AG#	29,900	2,210,208
		10,282,362
AUTO PARTS & EQUIPMENT—2.2%
BorgWarner, Inc.	17,100	1,733,769
Delphi Automotive PLC	71,300	4,165,346
WABCO Holdings, Inc.*	40,238	3,390,454
		9,289,569
AUTOMOBILE MANUFACTURERS—0.9%
General Motors Co.*	108,000	3,884,760

BIOTECHNOLOGY—4.9%
Amgen, Inc.	45,100	5,048,494
Biogen Idec, Inc.*	11,000	2,648,360
Gilead Sciences, Inc.*	146,200	9,187,208
Pharmacyclics, Inc.*	13,800	1,910,196
Vertex Pharmaceuticals, Inc.*	26,803	2,032,203
		20,826,461
BROADCASTING—1.0%
CBS Corp., Cl. B	77,900	4,296,964

CABLE & SATELLITE—2.3%
Cablevision Systems Corp.	36,100	607,924
Comcast Corporation, Cl. A	132,500	5,982,375
DISH Network Corp.	58,800	2,646,588
Time Warner Cable, Inc.	3,800	424,080
		9,660,967
CASINOS & GAMING—1.4%
Las Vegas Sands Corp.	89,300	5,931,306

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	93,900	$2,199,138
QUALCOMM, Inc.	49,600	3,341,056
		5,540,194
COMPUTER HARDWARE—4.7%
Apple, Inc.	39,900	19,022,325
NCR Corp.*	25,600	1,014,016
		20,036,341
COMPUTER STORAGE & PERIPHERALS—0.7%
SanDisk Corp.	33,300	1,981,683
Western Digital Corp.	12,700	805,180
		2,786,863
CONSTRUCTION & ENGINEERING—1.4%
Chicago Bridge & Iron Co., NV#	34,600	2,344,842
Quanta Services, Inc.*	123,800	3,405,738
		5,750,580
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
Terex Corp.*	41,600	1,397,760

CONSUMER FINANCE—0.4%
American Express Co.	21,600	1,631,232

DATA PROCESSING & OUTSOURCED SERVICES—3.4%
Alliance Data Systems Corp.*	17,100	3,616,137
Mastercard, Inc., Cl. A	6,200	4,171,236
Visa, Inc., Cl. A	33,900	6,478,290
		14,265,663
DEPARTMENT STORES—0.8%
Macy’s, Inc.	82,600	3,574,102

DISTILLERS & VINTNERS—0.6%
Beam, Inc.	37,400	2,417,910

DIVERSIFIED CHEMICALS—1.2%
Eastman Chemical Co.	51,600	4,019,640
PPG Industries, Inc.	5,900	985,654
		5,005,294
DRUG RETAIL—1.6%
CVS Caremark Corp.	116,600	6,617,050

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp., PLC	50,020	3,443,377

FOOTWEAR—0.4%
NIKE, Inc., Cl. B	24,000	1,743,360

GENERAL MERCHANDISE STORES—0.3%
Dollar General Corp.*	21,700	1,225,182

HEALTH CARE EQUIPMENT—1.0%
Covidien PLC	38,000	2,315,720
Insulet Corp.*	51,400	1,862,736
		4,178,456
HEALTH CARE FACILITIES—0.2%
Universal Health Services, Inc., Cl. B	10,900	817,391

HEALTH CARE SERVICES—1.2%
Express Scripts, Inc.*	82,900	5,121,562

HOME IMPROVEMENT RETAIL—3.5%
Home Depot, Inc., /The	97,800	7,418,130

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME IMPROVEMENT RETAIL—(CONT.)
Lowe’s Companies, Inc.	157,200	$7,484,292
		14,902,422
HOTELS RESORTS & CRUISE LINES—0.3%
Norwegian Cruise Line Holdings Ltd*	47,500	1,465,375

HOUSEHOLD PRODUCTS—0.6%
Procter & Gamble Co., /The	34,800	2,630,532

HOUSEWARES & SPECIALTIES—0.5%
Jarden Corp.*	45,000	2,178,000

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	65,000	2,536,950

INDUSTRIAL CONGLOMERATES—0.5%
Danaher Corp.	30,500	2,114,260

INDUSTRIAL MACHINERY—0.7%
Ingersoll-Rand PLC	48,100	3,123,614

INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Verizon Communications, Inc.	87,500	4,082,750

INTERNET RETAIL—3.0%
Amazon.com, Inc.*	31,870	9,963,837
priceline.com, Inc.*	2,700	2,729,565
		12,693,402
INTERNET SOFTWARE & SERVICES—9.7%
eBay, Inc.*	147,200	8,212,288
Facebook, Inc.*	225,997	11,354,089
Google, Inc., Cl. A*	16,700	14,627,697
VistaPrint NV*	64,200	3,628,584
Yahoo! Inc.*	107,100	3,551,436
		41,374,094
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	220,600	5,945,170

IT CONSULTING & OTHER SERVICES—1.6%
International Business Machines Corp.	36,400	6,740,552

LEISURE PRODUCTS—0.1%
BRP, Inc.*(a)	9,100	238,997

LIFE & HEALTH INSURANCE—0.4%
Lincoln National Corp.	35,200	1,478,048

LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific, Inc.	42,000	3,870,300

MANAGED HEALTH CARE—0.8%
UnitedHealth Group, Inc.	47,300	3,387,153

MOVIES & ENTERTAINMENT—1.8%
Viacom, Inc., Cl. B	89,500	7,480,410

OFFICE ELECTRONICS—0.2%
Xerox Corp.	95,400	981,666

OIL & GAS EQUIPMENT & SERVICES—2.4%
Halliburton Company	99,234	4,778,117
National Oilwell Varco, Inc.	31,400	2,452,654
Weatherford International Ltd.*	180,500	2,767,065
		9,997,836
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Anadarko Petroleum Corp.	51,400	4,779,686

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Denbury Resources, Inc.*	125,890	$2,317,635
Laredo Petroleum Holdings, Inc.*	71,700	2,128,056
Pioneer Natural Resources Co.	21,800	4,115,840
		13,341,217
OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
Bank of America Corp.	114,000	1,573,200
Citigroup, Inc.	138,400	6,713,784
		8,286,984
PHARMACEUTICALS—4.3%
Actavis plc*	50,700	7,300,800
Bristol-Myers Squibb Co.	68,100	3,151,668
Eli Lilly & Co.	45,100	2,269,883
Pfizer, Inc.	164,342	4,718,259
Sanofi#	20,800	1,053,104
		18,493,714
REGIONAL BANKS—0.4%
Zions Bancorporation	57,400	1,573,908

RESTAURANTS—2.3%
McDonald’s Corp.	48,000	4,618,080
Starbucks Corp.	36,800	2,832,496
Yum! Brands, Inc.	32,400	2,313,036
		9,763,612
SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	129,500	4,529,910

SEMICONDUCTOR EQUIPMENT—1.6%
ASML Holding NV/ Reg S#	34,812	3,438,033
Lam Research Corp.*	65,000	3,327,350
		6,765,383
SEMICONDUCTORS—1.7%
Micron Technology, Inc.*	165,600	2,893,032
NXP Semiconductor NV*	111,700	4,156,357
		7,049,389
SOFT DRINKS—1.7%
Coca-Cola Co., /The	68,700	2,602,356
PepsiCo, Inc.	58,900	4,682,550
		7,284,906
SPECIALTY CHEMICALS—1.6%
Celanese Corp.	32,400	1,710,396
Rockwood Holdings, Inc.	76,800	5,137,920
		6,848,316
SPECIALTY STORES—0.0%
Tiffany & Co.	200	15,324

SYSTEMS SOFTWARE—1.5%
Microsoft Corp.	187,600	6,248,956

TOBACCO—1.1%
Philip Morris International, Inc.	54,600	4,727,814

TRADING COMPANIES & DISTRIBUTORS—0.6%
MRC Global, Inc.*	53,700	1,439,160

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TRADING COMPANIES & DISTRIBUTORS—(CONT.)
United Rentals, Inc.*	18,800	$1,095,852
		2,535,012
TOTAL COMMON STOCKS (Cost $351,452,553)		408,226,789

MASTER LIMITED PARTNERSHIP—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Blackstone Group LP	190,100	4,731,589
(Cost $3,385,436)		4,731,589

REAL ESTATE INVESTMENT TRUST—0.4%
RESIDENTIAL REITS—0.4%
American Homes 4 Rent, Cl. A*(L2),(b)	117,625	1,856,123
(Cost $1,764,375)		1,856,123

Total Investments (Cost $356,602,364)(c)	97.4%	414,814,501
Other Assets in Excess of Liabilities	2.6	11,133,630
NET ASSETS	100.0%	$425,948,131

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.1% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $1,764,375 and represents 0.4% of the net assets of the Fund.

(c)

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $357,582,418, amounted to $57,232,083 which consisted of aggregate gross unrealized appreciation of $59,973,313 and aggregate gross unrealized depreciation of $2,741,230.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ September 30, 2013 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.4%
AEROSPACE & DEFENSE—4.1%
Boeing Co., /The	30,950	$3,636,625
Honeywell International, Inc.	50,785	4,217,186
Precision Castparts Corp.	19,050	4,328,922
		12,182,733
AIRLINES—0.5%
Delta Air Lines, Inc.	58,300	1,375,297

APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Fifth & Pacific Cos, Inc.*	55,200	1,387,176
PVH Corp.	14,975	1,777,383
Ralph Lauren Corp.	17,850	2,940,430
		6,104,989
APPAREL RETAIL—0.3%
Urban Outfitters, Inc.*	23,600	867,772

APPLICATION SOFTWARE—2.0%
Factset Research Systems, Inc.	27,150	2,962,065
Salesforce.com, Inc.*	33,500	1,738,985
SolarWinds, Inc.*	37,800	1,325,268
		6,026,318
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
WisdomTree Investments, Inc.*	65,100	755,811

AUTO PARTS & EQUIPMENT—1.7%
BorgWarner, Inc.	25,800	2,615,862
WABCO Holdings, Inc.*	29,450	2,481,457
		5,097,319
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	1,600	309,472

BIOTECHNOLOGY—6.8%
Alexion Pharmaceuticals, Inc.*	28,715	3,335,534
Amgen, Inc.	24,569	2,750,254
Biogen Idec, Inc.*	12,250	2,949,310
Gilead Sciences, Inc.*	84,575	5,314,694
Pharmacyclics, Inc.*	24,650	3,412,053
Regeneron Pharmaceuticals, Inc.*	8,000	2,502,960
		20,264,805
BROADCASTING—1.2%
CBS Corp., Cl. B	66,550	3,670,898

BUILDING PRODUCTS—0.8%
Lennox International, Inc.	32,500	2,445,950

CABLE & SATELLITE—3.5%
AMC Networks, Inc.*	43,400	2,972,032
Comcast Corporation, Cl. A	132,525	5,983,503
Liberty Global PLC, Cl. A*	18,100	1,436,235
		10,391,770
CASINOS & GAMING—1.8%
Las Vegas Sands Corp.	55,900	3,712,878
MGM Resorts International*	78,500	1,604,540
		5,317,418
COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	102,900	2,409,918

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—(CONT.)
F5 Networks, Inc.*	8,550	$733,248
		3,143,166
COMPUTER HARDWARE—6.4%
3D Systems Corp.*	13,350	720,767
Apple, Inc.	33,250	15,851,937
NCR Corp.*	57,350	2,271,634
		18,844,338
COMPUTER STORAGE & PERIPHERALS—0.7%
Western Digital Corp.	31,150	1,974,910

CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.*	63,500	1,746,885

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Cummins, Inc.	22,350	2,969,645

CONSTRUCTION MATERIALS—0.9%
Eagle Materials, Inc.	34,950	2,535,623

CONSUMER FINANCE—0.4%
American Express Co.	15,700	1,185,664

DATA PROCESSING & OUTSOURCED SERVICES—3.3%
Alliance Data Systems Corp.*	14,000	2,960,580
Visa, Inc., Cl. A	35,850	6,850,935
		9,811,515
DISTILLERS & VINTNERS—0.8%
Beam, Inc.	35,075	2,267,599

DIVERSIFIED CHEMICALS—1.5%
Eastman Chemical Co.	40,665	3,167,803
PPG Industries, Inc.	7,067	1,180,613
		4,348,416
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Stericycle, Inc.*	18,300	2,111,820

GENERAL MERCHANDISE STORES—1.5%
Dollar General Corp.*	76,100	4,296,606

HEALTH CARE EQUIPMENT—1.0%
CR Bard, Inc.	24,450	2,816,640

HEALTH CARE SERVICES—1.1%
Express Scripts, Inc.*	54,600	3,373,188

HOME IMPROVEMENT RETAIL—2.3%
Home Depot, Inc., /The	58,775	4,458,084
Lowe’s Companies, Inc.	47,500	2,261,475
		6,719,559
HOMEBUILDING—1.0%
Lennar Corp., Cl. A	42,400	1,500,960
Standard Pacific Corp.*	185,350	1,466,119
		2,967,079
HOTELS RESORTS & CRUISE LINES—0.9%
Norwegian Cruise Line Holdings Ltd*	88,900	2,742,565

HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	56,575	4,276,504

HOUSEWARES & SPECIALTIES—0.5%
Jarden Corp.*	30,000	1,452,000

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Robert Half International, Inc.	39,800	$1,553,394

INDUSTRIAL CONGLOMERATES—1.0%
Danaher Corp.	42,150	2,921,838

INDUSTRIAL GASES—0.9%
Praxair, Inc.	23,100	2,776,851

INDUSTRIAL MACHINERY—1.0%
Pall Corp.	37,800	2,912,112

INTERNET RETAIL—3.0%
Amazon.com, Inc.*	14,500	4,533,280
priceline.com, Inc.*	2,700	2,729,565
TripAdvisor, Inc.*	19,375	1,469,400
		8,732,245
INTERNET SOFTWARE & SERVICES—10.0%
Cornerstone OnDemand, Inc.*	13,775	708,586
eBay, Inc.*	81,313	4,536,452
Facebook, Inc.*	182,150	9,151,216
Google, Inc., Cl. A*	12,075	10,576,612
OpenTable, Inc.*	20,275	1,418,845
Rocket Fuel, Inc.*	900	48,366
Yahoo! Inc.*	98,336	3,260,822
		29,700,899
LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	69,850	2,933,002

LIFE SCIENCES TOOLS & SERVICES—1.0%
Charles River Laboratories International Inc.*	61,786	2,858,220

MOTORCYCLE MANUFACTURERS—1.0%
Harley-Davidson, Inc.	46,225	2,969,494

MOVIES & ENTERTAINMENT—1.0%
Viacom, Inc., Cl. B	35,631	2,978,039

MULTI-LINE INSURANCE—1.0%
American International Group, Inc.	58,600	2,849,718

OFFICE ELECTRONICS—0.5%
Xerox Corp.	141,800	1,459,122

OIL & GAS EQUIPMENT & SERVICES—2.2%
Cameron International Corp.*	36,735	2,144,222
Halliburton Company	89,630	4,315,684
		6,459,906
OIL & GAS EXPLORATION & PRODUCTION—4.0%
Denbury Resources, Inc.*	201,150	3,703,172
Pioneer Natural Resources Co.	15,700	2,964,160
Whiting Petroleum Corp.*	83,900	5,021,415
		11,688,747
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Citigroup, Inc.	16,700	810,117

PHARMACEUTICALS—2.1%
Actavis plc*	29,160	4,199,040
Eli Lilly & Co.	40,100	2,018,233
		6,217,273
REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	33,585	2,931,971

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—1.0%
Verisk Analytics, Inc., Cl. A*	45,026	$2,924,889

RESTAURANTS—1.4%
Starbucks Corp.	24,300	1,870,371
Yum! Brands, Inc.	33,400	2,384,426
		4,254,797
SEMICONDUCTOR EQUIPMENT—1.5%
ASML Holding NV/ Reg S#	30,437	3,005,958
Lam Research Corp.*	27,700	1,417,963
		4,423,921
SEMICONDUCTORS—1.0%
Skyworks Solutions, Inc.*	122,475	3,042,279

SOFT DRINKS—1.0%
PepsiCo, Inc.	37,000	2,941,500

SPECIALTY CHEMICALS—1.0%
Rockwood Holdings, Inc.	43,800	2,930,220

SPECIALTY STORES—0.5%
Tiffany & Co.	17,550	1,344,681

SYSTEMS SOFTWARE—2.6%
FireEye, Inc.*	700	29,071
Microsoft Corp.	181,600	6,049,096
ServiceNow, Inc.*	33,600	1,745,520
		7,823,687
TOTAL COMMON STOCKS (Cost $250,778,360)		276,833,196

MASTER LIMITED PARTNERSHIP—2.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Blackstone Group LP	147,725	3,676,874

INVESTMENT BANKING & BROKERAGE—1.3%
Apollo Global Management LLC	132,600	3,747,276
TOTAL MASTER LIMITED PARTNERSHIP (Cost $7,097,172)		7,424,150

Total Investments (Cost $257,875,532)(a)	95.9%	284,257,346
Other Assets in Excess of Liabilities	4.1	12,027,943
NET ASSETS	100.0%	$296,285,289

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $257,980,955, amounted to $26,276,391 which consisted of aggregate gross unrealized appreciation of $28,571,910 and aggregate gross unrealized depreciation of $2,295,519.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ September 30, 2013 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
AEROSPACE & DEFENSE—1.3%
B/E Aerospace, Inc.*	16,900	$1,247,558
TransDigm Group, Inc.	5,500	762,850
		2,010,408
AIRLINES—1.6%
Copa Holdings SA, Cl. A	11,100	1,539,237
Delta Air Lines, Inc.	38,100	898,779
		2,438,016
APPAREL ACCESSORIES & LUXURY GOODS—3.9%
Fifth & Pacific Cos, Inc.*	52,710	1,324,602
Michael Kors Holdings Ltd.*	18,460	1,375,639
PVH Corp.	14,000	1,661,660
Ralph Lauren Corp.	10,700	1,762,611
		6,124,512
APPAREL RETAIL—2.3%
Gap, Inc., /The	22,800	918,384
L Brands, Inc.	16,800	1,026,480
Ross Stores, Inc.	22,800	1,659,840
		3,604,704
APPLICATION SOFTWARE—2.8%
Cadence Design Systems, Inc.*	100,600	1,358,100
Citrix Systems, Inc.*	16,700	1,179,187
Nuance Communications, Inc.*	67,500	1,261,913
Synchronoss Technologies, Inc.*	14,800	563,288
		4,362,488
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group, Inc.*	4,500	821,880
SEI Investments, Co.	25,900	800,569
		1,622,449
AUTO PARTS & EQUIPMENT—3.5%
BorgWarner, Inc.	18,600	1,885,854
Delphi Automotive PLC	35,500	2,073,910
WABCO Holdings, Inc.*	18,100	1,525,106
		5,484,870
AUTOMOBILE MANUFACTURERS—0.3%
Tesla Motors, Inc.*	2,300	444,866

BIOTECHNOLOGY—6.0%
Alexion Pharmaceuticals, Inc.*	15,750	1,829,520
BioMarin Pharmaceutical, Inc.*	25,300	1,827,166
Idenix Pharmaceuticals, Inc.*	142,553	742,701
Medivation, Inc.*	14,800	887,112
Portola Pharmaceuticals, Inc.*	41,600	1,112,800
Regeneron Pharmaceuticals, Inc.*	6,400	2,002,369
Theravance, Inc.*	16,600	678,774
Vertex Pharmaceuticals, Inc.*	4,600	348,772
		9,429,214
BROADCASTING—2.2%
CBS Corp., Cl. B	36,600	2,018,856
Sinclair Broadcast Group, Inc., CL. A	40,200	1,347,504
		3,366,360

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—1.0%
Lennox International, Inc.	19,800	$1,490,148

CABLE & SATELLITE—2.7%
AMC Networks, Inc.*	19,000	1,301,120
DISH Network Corp.	30,100	1,354,801
Liberty Global PLC, Cl. A*	19,800	1,571,130
		4,227,051
CASINOS & GAMING—2.2%
MGM Resorts International*	103,600	2,117,584
Wynn Resorts Ltd.	8,800	1,390,488
		3,508,072
COMPUTER STORAGE & PERIPHERALS—1.1%
SanDisk Corp.	12,800	761,728
Western Digital Corp.	16,000	1,014,400
		1,776,128
CONSTRUCTION & ENGINEERING—0.8%
Quanta Services, Inc.*	31,600	869,316
TPI - Triunfo Participacoes e Investimentos SA	70,038	304,032
		1,173,348
CONSTRUCTION MATERIALS—0.9%
Eagle Materials, Inc.	19,700	1,429,235

DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Alliance Data Systems Corp.*	9,300	1,966,671
Fiserv, Inc.*	15,300	1,546,065
Paychex, Inc.	31,200	1,267,968
		4,780,704
DEPARTMENT STORES—1.0%
Macy’s, Inc.	34,700	1,501,469

DISTILLERS & VINTNERS—1.3%
Beam, Inc.	30,200	1,952,430

DISTRIBUTORS—0.6%
LKQ Corp.*	31,600	1,006,776

DIVERSIFIED CHEMICALS—2.3%
Eastman Chemical Co.	23,250	1,811,175
PPG Industries, Inc.	10,600	1,770,836
		3,582,011
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp., PLC	23,300	1,603,972
Hubbell Inc., Cl. B	8,700	911,238
		2,515,210
ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
OSI Systems, Inc.*	16,000	1,191,520

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Stericycle, Inc.*	11,600	1,338,640

FOOD RETAIL—0.8%
Whole Foods Market, Inc.	21,300	1,246,050

GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp.*	26,750	1,510,305

HEALTH CARE EQUIPMENT—1.5%
CR Bard, Inc.	8,100	933,120
Edwards Lifesciences Corp.*	11,800	821,634

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Thoratec Corp.*	15,900	$592,911
		2,347,665
HEALTH CARE SERVICES—1.0%
Catamaran Corp.*	23,612	1,084,971
DaVita HealthCare Partners, Inc.*	7,800	443,820
		1,528,791
HEALTH CARE TECHNOLOGY—0.5%
Cerner Corp.*	14,900	782,995

HOME FURNISHING RETAIL—0.6%
Bed Bath & Beyond, Inc.*	12,000	928,320

HOME IMPROVEMENT RETAIL—0.8%
Lumber Liquidators Holdings, Inc.*	12,300	1,311,795

HOMEBUILDING—0.8%
Lennar Corp., Cl. A	35,900	1,270,860

HOMEFURNISHING RETAIL—0.7%
Restoration Hardware Holdings, Inc.*	16,800	1,064,280

HOTELS RESORTS & CRUISE LINES—1.9%
Norwegian Cruise Line Holdings Ltd*	43,000	1,326,550
Royal Caribbean Cruises Ltd.	43,000	1,646,040
		2,972,590
HOUSEWARES & SPECIALTIES—1.0%
Jarden Corp.*	32,500	1,573,000

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
Robert Half International, Inc.	49,400	1,928,082

INDUSTRIAL MACHINERY—1.6%
Ingersoll-Rand PLC	27,300	1,772,862
Pall Corp.	8,400	647,136
		2,419,998
INSURANCE BROKERS—0.8%
Aon PLC	15,697	1,168,485

INTERNET RETAIL—1.0%
Expedia, Inc.	15,500	802,745
TripAdvisor, Inc.*	9,500	720,480
		1,523,225
INTERNET SOFTWARE & SERVICES—2.6%
Cornerstone OnDemand, Inc.*	25,100	1,291,144
LinkedIn Corp.*	3,500	861,210
OpenTable, Inc.*	10,300	720,794
VistaPrint NV*	21,200	1,198,224
		4,071,372
LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	38,800	1,311,052

LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp.	30,500	1,280,695

LIFE SCIENCES TOOLS & SERVICES—0.8%
Charles River Laboratories International Inc.*	16,300	754,038
Illumina, Inc.*	6,800	549,644
		1,303,682
METAL & GLASS CONTAINERS—0.8%
Owens-Illinois, Inc.*	41,400	1,242,828

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OFFICE ELECTRONICS—0.5%
Xerox Corp.	73,500	$756,315

OFFICE SERVICES & SUPPLIES—0.7%
West Corp.	51,800	1,148,406

OIL & GAS DRILLING—0.0%
Ensco PLC	600	32,250

OIL & GAS EQUIPMENT & SERVICES—2.0%
Cameron International Corp.*^	33,400	1,949,558
Superior Energy Services, Inc.*^	44,600	1,116,784
		3,066,342
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Cabot Oil & Gas Corp.^	30,300	1,130,796
Denbury Resources, Inc.*	73,300	1,349,453
Pioneer Natural Resources Co.^	10,000	1,888,000
Rosetta Resources, Inc.*^	8,900	484,694
Whiting Petroleum Corp.*^	19,600	1,173,060
		6,026,003
OIL & GAS REFINING & MARKETING—0.9%
HollyFrontier Corp.^	19,800	833,778
Tesoro Corp.^	12,800	562,944
		1,396,722
PACKAGED FOODS & MEATS—2.0%
ConAgra Foods, Inc.	40,500	1,228,770
Hershey Co., /The	20,100	1,859,250
		3,088,020
PERSONAL PRODUCTS—0.7%
Avon Products, Inc.	51,300	1,056,780

PHARMACEUTICALS—3.3%
Actavis plc*	18,100	2,606,400
Mylan, Inc.*	23,400	893,178
Zoetis, Inc.	51,300	1,596,456
		5,096,034
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	13,300	1,161,090

REGIONAL BANKS—0.4%
Zions Bancorporation	24,800	680,016

RESEARCH & CONSULTING SERVICES—1.3%
CoStar Group, Inc.*	5,400	906,660
Verisk Analytics, Inc., Cl. A*	17,700	1,149,792
		2,056,452
RESTAURANTS—1.4%
Chipotle Mexican Grill, Inc.*	2,600	1,114,620
Dunkin’ Brands Group, Inc.	24,600	1,113,396
		2,228,016
SECURITY & ALARM SERVICES—0.9%
Tyco International Ltd.	40,700	1,423,686

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	25,800	1,320,702

SEMICONDUCTORS—2.9%
Micron Technology, Inc.*	34,500	602,715
Microsemi Corp.*	61,100	1,481,675

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
NXP Semiconductor NV*	40,200	$1,495,842
Skyworks Solutions, Inc.*	35,200	874,368
		4,454,600
SPECIALIZED FINANCE—1.1%
IntercontinentalExchange, Inc.*	4,400	798,248
Moody’s Corp.	14,000	984,619
		1,782,867
SPECIALTY CHEMICALS—1.9%
Celanese Corp.	18,600	981,894
Rockwood Holdings, Inc.	30,200	2,020,380
		3,002,274
SPECIALTY STORES—1.5%
Tiffany & Co.	15,400	1,179,948
Tractor Supply Co.	18,000	1,209,060
		2,389,008
SYSTEMS SOFTWARE—2.2%
Check Point Software Technologies Ltd.*	12,100	684,376
CommVault Systems, Inc.*	13,000	1,141,790
FleetMatics Group PLC*	8,300	311,665
ServiceNow, Inc.*	24,100	1,251,995
		3,389,826
TOBACCO—1.0%
Lorillard, Inc.	36,000	1,612,080

TRADING COMPANIES & DISTRIBUTORS—1.6%
United Rentals, Inc.*	15,300	891,837
WW Grainger, Inc.	5,900	1,544,089
		2,435,926
WIRELESS TELECOMMUNICATION SERVICES—0.1%
RingCentral, Inc., Cl. A*	11,200	201,824
TOTAL COMMON STOCKS (Cost $133,085,775)		152,951,938

MASTER LIMITED PARTNERSHIP—0.9%
INVESTMENT BANKING & BROKERAGE—0.9%
Apollo Global Management LLC	52,230	1,476,020
(Cost $1,444,540)		1,476,020

REAL ESTATE INVESTMENT TRUST—0.9%
RESIDENTIAL REITS—0.9%
American Homes 4 Rent, Cl. A*(L2),(a)	87,700	1,383,906
(Cost $1,315,500)		1,383,906

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Hess Corp. / November / 75*	42	7,266
Hess Corp. / October / 75*	200	17,000
Oasis Petroleum, Inc. / October / 40*	89	445
SM Energy Co. / November / 75*(L2)	27	7,020
SM Energy Co. / October / 70*	67	1,005
SPDR S&P 500 ETF Trust / October / 168*	84	17,136
Whiting Petroleum Corp. / October / 48*(L2)	106	—

	CONTRACTS	VALUE
PURCHASED OPTIONS—(CONT.)
PUT OPTIONS—(CONT.)
Whiting Petroleum Corp. / October / 62.50*(L2)	28	$9,240
TOTAL PUT OPTIONS (Cost $63,437)		59,112

CALL OPTIONS—0.0%
Superior Energy Services, Inc. / November / 27.50*	53	1,590
TOTAL PURCHASED OPTIONS (Cost $66,213)		60,702

Total Investments (Cost $135,912,028)(b)	99.7%	155,872,566
Other Assets in Excess of Liabilities	0 .3	440,494
NET ASSETS	100.0%	$156,313,060

^	All or a portion of this security has been pledged as collateral for written call options.
‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $1,315,500 and represents 0.9% of the net assets of the Fund.

(b)

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $136,758,636, amounted to $19,113,930 which consisted of aggregate gross unrealized appreciation of $22,339,461 and aggregate gross unrealized depreciation of $3,225,531.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp. / October / 38.75	28	2,800	$5,460
Cameron International Corp. / October / 62.50(L2)	53	5,300	22,260
Cameron International Corp. / October / 65(L2)	27	2,700	17,820
Denbury Resources, Inc. / October / 18	53	5,300	1,325
Ensco PLC / October / 57.50(L2)	19	1,900	7,030
Ensco PLC / October / 60	40	4,000	24,000
Hess Corp. / November / 70	42	4,200	3,024
Hess Corp. / October / 77.50	40	4,000	7,080
Hess Corp. / October / 80	40	4,000	14,400
Hess Corp. / October / 82.50(L2)	40	4,000	21,200
HollyFrontier Corp. / October / 44.50(L2)	27	2,700	7,290
HollyFrontier Corp. / October / 46.50(L2)	44	4,400	19,360
Oasis Petroleum, Inc. / October / 45.00	39	3,900	1,170
Pioneer Natural Resources Co. / October / 185	8	800	3,600
Rosetta Resources, Inc. / November / 55	21	2,100	5,985
Rosetta Resources, Inc. / October / 50(L2)	40	4,000	800
Rosetta Resources, Inc. / October / 55	28	2,800	4,200
SM Energy Co. / November / 70(L2)	27	2,700	3,105
SM Energy Co. / October / 75	93	9,300	10,695
SPDR S&P 500 ETF Trust / October / 167	84	8,400	14,364
Superior Energy Services, Inc. / October / 27.50(L2)	27	2,700	6,480
Weatherford International Ltd / November / 16	80	8,000	8,960
Weatherford International Ltd / November / 17	80	8,000	14,640
Whiting Petroleum Corp. / October / 47(L2)	106	10,600	—
Whiting Petroleum Corp. / October / 55	83	8,300	2,490
Whiting Petroleum Corp. / October / 57.50	53	5,300	4,240
Whiting Petroleum Corp. / October / 60	108	10,800	22,140
TOTAL PUT OPTIONS WRITTEN (Premiums Received $307,664)			253,118
CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp. / October / 35	28	2,800	7,448
Cameron International Corp. / October / 57.50	53	5,300	10,070
Cameron International Corp. / October / 60	27	2,700	2,025
HollyFrontier Corp. / November / 43	27	2,700	4,050
HollyFrontier Corp. / November / 44	27	2,700	2,970
HollyFrontier Corp. / October / 40.50(L2)	27	2,700	5,670
HollyFrontier Corp. / October / 42.50	40	4,000	4,000
HollyFrontier Corp. / October / 44.50	26	2,600	676
Pioneer Natural Resources Co. / October / 175	11	1,100	16,500
Rosetta Resources, Inc. / November / 50(L2)	21	2,100	11,340
Rosetta Resources, Inc. / October / 45(L2)	40	4,000	37,200
Rosetta Resources, Inc. / October / 50	28	2,800	13,440
Superior Energy Services, Inc. / November / 22.50(L2)	53	5,300	14,840
Superior Energy Services, Inc. / November / 25(L2)	26	2,600	2,860
Superior Energy Services, Inc. / October / 25(L2)	133	13,300	7,980
Tesoro Corp. / October / 46	27	2,700	1,647
Whiting Petroleum Corp. / October / 49(L2)	26	2,600	27,560
Whiting Petroleum Corp. / October / 50	26	2,600	26,000
Whiting Petroleum Corp. / October / 52.50	27	2,700	20,250

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
CALL OPTIONS WRITTEN
Whiting Petroleum Corp. / October / 55	67	6,700	$34,840
TOTAL CALL OPTIONS WRITTEN (Premiums Received $204,734)			251,366
TOTAL OPTIONS WRITTEN (Premiums Received $512,398)			$504,484

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ September 30, 2013 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.8%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	11,479	$539,857

AEROSPACE & DEFENSE—2.8%
B/E Aerospace, Inc.*	10,775	795,411
Hexcel Corp.*	21,280	825,663
TransDigm Group, Inc.	3,940	546,478
		2,167,552
AIRLINES—1.8%
Alaska Air Group, Inc.	9,335	584,558
Copa Holdings SA, Cl. A	5,565	771,698
		1,356,256
ALTERNATIVE CARRIERS—0.9%
Cogent Communications Group, Inc.	20,315	655,159

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Fifth & Pacific Cos, Inc.*	33,255	835,699
Fossil Group, Inc.*	4,310	500,994
		1,336,693
APPAREL RETAIL—1.8%
ANN, Inc.*	23,455	849,541
Children’s Place Retail Stores, Inc., /The*	9,440	546,198
		1,395,739
APPLICATION SOFTWARE—4.2%
ANSYS, Inc.*	4,390	379,823
Aspen Technology, Inc.*	22,050	761,827
Cadence Design Systems, Inc.*	56,760	766,259
Nuance Communications, Inc.*	23,240	434,472
SolarWinds, Inc.*	9,935	348,321
Ultimate Software Group, Inc.*	3,937	580,314
		3,271,016
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
SEI Investments, Co.	17,754	548,775

AUTO PARTS & EQUIPMENT—1.8%
Dana Holding Corp.	25,456	581,415
WABCO Holdings, Inc.*	9,690	816,479
		1,397,894
BIOTECHNOLOGY—5.7%
Acorda Therapeutics, Inc.*	12,150	416,502
Alkermes PLC*	23,290	783,010
Ariad Pharmaceuticals, Inc.*	8,330	153,272
Cepheid, Inc.*	14,920	582,477
Cubist Pharmaceuticals, Inc.*	6,095	387,337
Medivation, Inc.*	8,705	521,778
Pharmacyclics, Inc.*	6,710	928,797
Synageva BioPharma Corp.*	4,225	267,485
Theravance, Inc.*	10,245	418,918
		4,459,576
BROADCASTING—0.7%
Sinclair Broadcast Group, Inc., CL. A	15,895	532,800

BUILDING PRODUCTS—2.0%
AO Smith Corp.	19,215	868,518

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	9,030	$679,598
		1,548,116
CABLE & SATELLITE—0.8%
AMC Networks, Inc.*	9,320	638,234

COMMUNICATIONS EQUIPMENT—1.7%
ARRIS Group, Inc.*	18,400	313,904
Aruba Networks, Inc.*	26,490	440,794
JDS Uniphase Corp.*	36,200	532,502
		1,287,200
COMPUTER HARDWARE—1.3%
3D Systems Corp.*	11,440	617,646
NCR Corp.*	9,820	388,970
		1,006,616
CONSTRUCTION & ENGINEERING—0.8%
Quanta Services, Inc.*	21,370	587,889

CONSTRUCTION MATERIALS—0.8%
Eagle Materials, Inc.	8,900	645,695

DATA PROCESSING & OUTSOURCED SERVICES—2.8%
MAXIMUS, Inc.	14,995	675,375
Total System Services, Inc.	22,725	668,570
WEX, Inc.*	9,200	807,299
		2,151,244
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	14,680	591,310

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Hubbell Inc., Cl. B	6,290	658,815

ELECTRONIC COMPONENTS—0.2%
Belden, Inc.	2,350	150,518

ELECTRONIC EQUIPMENT MANUFACTURERS—2.6%
Cognex Corp.	18,250	572,320
FEI Co.	5,820	510,996
National Instruments Corp.	9,330	288,577
OSI Systems, Inc.*	8,655	644,538
		2,016,431
ELECTRONIC MANUFACTURING SERVICES—0.5%
Trimble Navigation Ltd.*	13,665	405,987

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	14,842	673,975

FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	10,710	719,926

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	7,570	358,137

FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	27,695	487,155

HEALTH CARE EQUIPMENT—2.9%
Insulet Corp.*	20,660	748,718
Sirona Dental Systems, Inc.*	7,945	531,759
Thoratec Corp.*	10,520	392,291
Wright Medical Group, Inc.*	20,770	541,682
		2,214,450

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—1.6%
Healthsouth Corp.	16,910	$583,057
Universal Health Services, Inc., Cl. B	8,465	634,790
		1,217,847
HEALTH CARE SERVICES—0.4%
Premier, Inc., Cl. A*	8,615	273,096

HEALTH CARE SUPPLIES—1.9%
Align Technology, Inc.*	16,845	810,581
Endologix, Inc.*	38,935	628,022
		1,438,603
HEALTH CARE TECHNOLOGY—1.2%
athenahealth, Inc.*	4,690	509,146
HMS Holdings Corp.*	18,690	402,022
		911,168
HOME IMPROVEMENT RETAIL—0.7%
Lumber Liquidators Holdings, Inc.*	4,840	516,186

HOMEBUILDING—0.7%
Taylor Morrison Home Corp., Cl. A*	24,520	555,378

HOMEFURNISHING RETAIL—0.6%
Pier 1 Imports, Inc.	25,540	498,541

HOTELS RESORTS & CRUISE LINES—0.6%
Norwegian Cruise Line Holdings Ltd*	14,555	449,022

HOUSEWARES & SPECIALTIES—2.1%
Jarden Corp.*	16,640	805,376
Tupperware Brands Corp.	9,430	814,470
		1,619,846
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	20,135	785,869

INDUSTRIAL MACHINERY—3.3%
Actuant Corp., Cl. A	18,505	718,733
Lincoln Electric Holdings, Inc.	8,535	568,601
Middleby Corp.*	2,070	432,444
Nordson Corp.	6,220	457,979
Timken Co.	6,275	379,010
		2,556,767
INSURANCE BROKERS—0.8%
Brown & Brown, Inc.	19,435	623,864

INTERNET SOFTWARE & SERVICES—2.5%
AOL, Inc.	10,985	379,861
Cornerstone OnDemand, Inc.*	14,675	754,882
DealerTrack Holdings, Inc.*	18,270	782,687
		1,917,430
INVESTMENT BANKING & BROKERAGE—0.7%
LPL Financial Holdings, Inc.	14,490	555,112

IT CONSULTING & OTHER SERVICES—0.8%
Gartner, Inc.*	10,025	601,500

LEISURE FACILITIES—1.8%
Life Time Fitness, Inc.*	12,845	661,132
Six Flags Entertainment Corp.	22,085	746,252
		1,407,384

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—0.7%
Brunswick Corp.	14,210	$567,121

LIFE SCIENCES TOOLS & SERVICES—0.7%
Charles River Laboratories International Inc.*	11,000	508,860

MANAGED HEALTH CARE—0.9%
Centene Corp.*	455	29,102
Molina Healthcare, Inc.*	18,285	650,946
		680,048
METAL & GLASS CONTAINERS—1.7%
Berry Plastics Group, Inc.*	30,925	617,572
Owens-Illinois, Inc.*	23,015	690,911
		1,308,483
OIL & GAS EQUIPMENT & SERVICES—0.8%
Dresser-Rand Group, Inc.*	6,550	408,720
Oceaneering International, Inc.	2,470	200,663
		609,383
OIL & GAS EXPLORATION & PRODUCTION—3.4%
Denbury Resources, Inc.*	38,130	701,973
Kodiak Oil & Gas Corp.*	21,185	255,491
Oasis Petroleum, Inc.*	5,325	261,617
SM Energy Co.	10,000	771,901
Whiting Petroleum Corp.*	11,025	659,846
		2,650,828
PACKAGED FOODS & MEATS—2.0%
B&G Foods, Inc.	23,965	827,991
Hain Celestial Group, Inc.*	9,375	723,000
		1,550,991
PHARMACEUTICALS—1.6%
Auxilium Pharmaceuticals, Inc.*	15,090	275,091
Questcor Pharmaceuticals, Inc.	6,915	401,070
ViroPharma, Inc.*	14,585	573,190
		1,249,351
RAILROADS—0.9%
Genesee & Wyoming, Inc., Cl. A*	7,350	683,330

REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	6,560	572,688

REGIONAL BANKS—1.5%
Signature Bank*	6,005	549,578
Synovus Financial Corp.	189,740	626,142
		1,175,720
RESEARCH & CONSULTING SERVICES—0.8%
Equifax, Inc.	9,710	581,144

RESTAURANTS—1.1%
Dunkin’ Brands Group, Inc.	19,595	886,870

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	15,587	797,899

SEMICONDUCTORS—2.1%
Microsemi Corp.*	32,145	779,516
ON Semiconductor Corp.*	49,445	360,949
Skyworks Solutions, Inc.*	18,285	454,199
		1,594,664

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED CONSUMER SERVICES—0.6%
Service Corp.	25,260	$470,341

SPECIALTY CHEMICALS—3.6%
Chemtura Corp.*	33,286	765,245
PolyOne Corp.	22,081	678,108
Rockwood Holdings, Inc.	11,480	768,012
Valspar Corp., /The	9,115	578,164
		2,789,529
SPECIALTY STORES—1.8%
Dick’s Sporting Goods, Inc.	11,610	619,742
GNC Holdings, Inc., Cl. A	14,655	800,602
		1,420,344
SYSTEMS SOFTWARE—3.3%
CommVault Systems, Inc.*	8,865	778,612
Fortinet, Inc.*	22,620	458,281
NetSuite, Inc.*	5,890	635,767
ServiceNow, Inc.*	13,450	698,727
		2,571,387
THRIFTS & MORTGAGE FINANCE—0.5%
MGIC Investment Corp.*	53,860	392,101

TRADING COMPANIES & DISTRIBUTORS—1.9%
MSC Industrial Direct Co., Inc.	4,870	396,175
United Rentals, Inc.*	9,545	556,378
WESCO International, Inc.*	7,010	536,475
		1,489,028
TOTAL COMMON STOCKS (Cost $59,210,585)		74,280,738

MASTER LIMITED PARTNERSHIP—1.2%
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Fortress Investment Group LLC, Cl. A	49,380	392,077
Och-Ziff Capital Management Group LLC, Cl. A	49,310	541,917
		933,994
TOTAL MASTER LIMITED PARTNERSHIP (Cost $869,854)		933,994

REAL ESTATE INVESTMENT TRUST—0.7%
RETAIL REITS—0.7%
Tanger Factory Outlet Centers	16,620	542,643
(Cost $541,298)		542,643

Total Investments (Cost $60,621,737)(a)	97.7%	75,757,375
Other Assets in Excess of Liabilities	2.3	1,755,302
NET ASSETS	100.0%	$77,512,677

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,759,320, amounted to $14,998,055 which consisted of aggregate gross unrealized appreciation of $15,751,217 and aggregate gross unrealized depreciation of $753,162.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ September 30, 2013 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.5%
AEROSPACE & DEFENSE—1.7%
Esterline Technologies Corp.*	38,550	$3,079,760
Hexcel Corp.*	142,000	5,509,600
		8,589,360
AIR FREIGHT & LOGISTICS—0.8%
HUB Group, Inc., Cl. A*	100,500	3,942,615

AIRLINES—0.8%
Alaska Air Group, Inc.	67,500	4,226,850

ALTERNATIVE CARRIERS—1.0%
Cogent Communications Group, Inc.	159,700	5,150,325

APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Fifth & Pacific Cos, Inc.*	244,300	6,139,259

APPAREL RETAIL—2.4%
ANN, Inc.*	142,200	5,150,484
Children’s Place Retail Stores, Inc., /The*	59,000	3,413,740
DSW, Inc., Cl. A	45,400	3,873,528
		12,437,752
APPLICATION SOFTWARE—4.5%
Aspen Technology, Inc.*	166,300	5,745,665
BroadSoft, Inc.*	85,800	3,091,374
Cadence Design Systems, Inc.*	368,200	4,970,700
Synchronoss Technologies, Inc.*	127,600	4,856,456
Ultimate Software Group, Inc.*	31,200	4,598,880
		23,263,075
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Financial Engines, Inc.	86,800	5,159,392
WisdomTree Investments, Inc.*	129,800	1,506,978
		6,666,370
AUTO PARTS & EQUIPMENT—1.4%
American Axle & Manufacturing Holdings, Inc.*	171,200	3,376,064
Dana Holding Corp.	172,300	3,935,332
		7,311,396
BIOTECHNOLOGY—6.4%
ACADIA Pharmaceuticals, Inc.*	121,500	3,337,605
Acorda Therapeutics, Inc.*	88,300	3,026,924
Aegerion Pharmaceuticals, Inc.*	19,400	1,662,774
Alkermes PLC*	152,700	5,133,774
Celldex Therapeutics, Inc.*	73,000	2,586,390
Cepheid, Inc.*	110,800	4,325,632
Cubist Pharmaceuticals, Inc.*	48,900	3,107,595
Orexigen Therapeutics, Inc.*	297,800	1,828,492
Portola Pharmaceuticals, Inc.*	88,200	2,359,350
Synageva BioPharma Corp.*	49,400	3,127,514
Theravance, Inc.*	69,130	2,826,726
		33,322,776
BROADCASTING—0.8%
Nexstar Broadcasting Group, Inc.	97,800	4,352,589

BUILDING PRODUCTS—1.1%
AO Smith Corp.	124,800	5,640,960

COMMUNICATIONS EQUIPMENT—2.6%
ARRIS Group, Inc.*	133,400	2,275,804
Aruba Networks, Inc.*	220,600	3,670,784

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—(CONT.)
Finisar Corp.*	152,800	$3,457,864
Ruckus Wireless, Inc.*	225,300	3,791,799
		13,196,251
CONSTRUCTION & ENGINEERING—0.8%
Primoris Services Corp.	168,100	4,281,507

CONSTRUCTION MATERIALS—0.9%
Eagle Materials, Inc.	64,600	4,686,730

CONSUMER FINANCE—0.6%
Portfolio Recovery Associates, Inc.*	54,000	3,236,760

DATA PROCESSING & OUTSOURCED SERVICES—1.9%
MAXIMUS, Inc.	102,800	4,630,112
WEX, Inc.*	56,900	4,992,975
		9,623,087
EDUCATION SERVICES—0.9%
Grand Canyon Education, Inc.*	112,900	4,547,612

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Acuity Brands, Inc.	44,200	4,067,284

ELECTRONIC COMPONENTS—0.3%
Belden, Inc.	24,200	1,550,010

ELECTRONIC EQUIPMENT MANUFACTURERS—2.7%
Cognex Corp.	146,600	4,597,376
Control4 Corp.*	73,100	1,266,092
FEI Co.	43,800	3,845,640
OSI Systems, Inc.*	58,200	4,334,154
		14,043,262
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	70,800	4,759,176

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	48,700	2,303,997

FOOTWEAR—0.6%
Wolverine World Wide, Inc.	56,700	3,301,641

FOREST PRODUCTS—0.8%
Louisiana-Pacific Corp.*	235,000	4,133,650

HEALTH CARE EQUIPMENT—3.1%
Insulet Corp.*	148,400	5,378,016
NxStage Medical, Inc.*	193,600	2,547,776
Thoratec Corp.*	90,500	3,374,745
Wright Medical Group, Inc.*	174,200	4,543,136
		15,843,673
HEALTH CARE FACILITIES—1.0%
Healthsouth Corp.	143,100	4,934,088

HEALTH CARE SERVICES—0.9%
Team Health Holdings, Inc.*	126,200	4,788,028

HEALTH CARE SUPPLIES—2.3%
Align Technology, Inc.*	118,000	5,678,160
Endologix, Inc.*	289,500	4,669,635
TearLab Corp.*	118,700	1,312,822
		11,660,617
HEALTH CARE TECHNOLOGY—1.3%
athenahealth, Inc.*	36,300	3,940,728

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE TECHNOLOGY—(CONT.)
HMS Holdings Corp.*	129,100	$2,776,941
		6,717,669
HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	75,000	2,090,250

HOME IMPROVEMENT RETAIL—1.1%
Lumber Liquidators Holdings, Inc.*	34,400	3,668,760
Tile Shop Holdings, Inc.*	75,900	2,238,291
		5,907,051
HOMEBUILDING—0.8%
Taylor Morrison Home Corp., Cl. A*	174,000	3,941,100

HOMEFURNISHING RETAIL—0.9%
Pier 1 Imports, Inc.	236,600	4,618,432

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
On Assignment, Inc.*	180,600	5,959,800

INDUSTRIAL MACHINERY—4.5%
Actuant Corp., Cl. A	124,200	4,823,927
Chart Industries, Inc.*	26,800	3,297,472
ExOne Co., /The*	78,500	3,344,100
Middleby Corp.*	20,600	4,303,546
RBC Bearings, Inc.*	46,600	3,070,474
Watts Water Technologies, Inc.	78,100	4,402,497
		23,242,016
INTERNET SOFTWARE & SERVICES—6.6%
Cornerstone OnDemand, Inc.*	105,500	5,426,920
DealerTrack Holdings, Inc.*	132,200	5,663,448
Demandware, Inc.*	56,400	2,613,012
E2open, Inc.*	147,400	3,301,760
Millennial Media, Inc.*	177,700	1,256,339
OpenTable, Inc.*	50,300	3,519,994
Textura Corp.*	74,765	3,220,876
Trulia, Inc.*	108,800	5,116,864
VistaPrint NV*	67,200	3,798,144
		33,917,357
INVESTMENT BANKING & BROKERAGE—0.5%
FXCM, Inc.	133,300	2,632,675

IT CONSULTING & OTHER SERVICES—1.1%
InterXion Holding NV*	147,500	3,280,400
ServiceSource International, Inc.*	213,900	2,583,912
		5,864,312
LEISURE FACILITIES—1.8%
Life Time Fitness, Inc.*	82,450	4,243,702
Six Flags Entertainment Corp.	153,500	5,186,765
		9,430,467
LEISURE PRODUCTS—0.8%
Brunswick Corp.	109,200	4,358,172

LIFE SCIENCES TOOLS & SERVICES—1.2%
Charles River Laboratories International Inc.*	76,500	3,538,890
PAREXEL International Corp.*	52,100	2,616,983
		6,155,873

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—1.1%
Centene Corp.*	20,800	$1,330,368
Molina Healthcare, Inc.*	123,900	4,410,840
		5,741,208
METAL & GLASS CONTAINERS—0.8%
Berry Plastics Group, Inc.*	206,000	4,113,820

MOVIES & ENTERTAINMENT—0.8%
Lions Gate Entertainment Corp.*	118,600	4,156,930

OIL & GAS EQUIPMENT & SERVICES—0.5%
Bristow Group, Inc.	36,800	2,677,568

OIL & GAS EXPLORATION & PRODUCTION—3.6%
Approach Resources, Inc.*	174,900	4,596,372
Berry Petroleum Co., Cl. A	90,800	3,916,204
Nothern Oil and Gas, Inc.*	364,900	5,265,507
Rosetta Resources, Inc.*	87,300	4,754,358
		18,532,441
PACKAGED FOODS & MEATS—1.9%
B&G Foods, Inc.	154,500	5,337,975
Hain Celestial Group, Inc.*	55,950	4,314,864
		9,652,839
PHARMACEUTICALS—1.7%
Auxilium Pharmaceuticals, Inc.*	129,000	2,351,670
Questcor Pharmaceuticals, Inc.	51,100	2,963,800
ViroPharma, Inc.*	91,700	3,603,810
		8,919,280
REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	47,000	4,103,100

REGIONAL BANKS—1.1%
Synovus Financial Corp.	1,713,600	5,654,880

RESEARCH & CONSULTING SERVICES—1.1%
CoStar Group, Inc.*	32,400	5,439,960

RESTAURANTS—1.8%
Buffalo Wild Wings, Inc.*	28,200	3,136,404
Domino’s Pizza, Inc.	91,000	6,183,450
		9,319,854
SEMICONDUCTORS—3.3%
Applied Micro Circuits Corporation*	219,600	2,832,840
Cypress Semiconductor Corp.	306,700	2,864,578
Intersil Corp.	240,600	2,701,938
Microsemi Corp.*	210,100	5,094,925
Semtech Corp.*	116,600	3,496,834
		16,991,115
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	53,100	2,608,803

SPECIALTY CHEMICALS—2.7%
Chemtura Corp.*	198,900	4,572,711
Cytec Industries, Inc.	49,700	4,043,592
PolyOne Corp.	180,000	5,527,800
		14,144,103
SPECIALTY STORES—0.9%
Five Below, Inc.*	101,640	4,446,750

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—1.5%
CommVault Systems, Inc.*	58,900	$5,173,187
Cyan, Inc.*	231,700	2,328,585
		7,501,772
THRIFTS & MORTGAGE FINANCE—0.5%
MGIC Investment Corp.*	340,230	2,476,874

TRADING COMPANIES & DISTRIBUTORS—1.0%
Beacon Roofing Supply, Inc.*	143,380	5,286,421

TRUCKING—0.8%
Swift Transportation Co.*	209,100	4,221,729
TOTAL COMMON STOCKS (Cost $361,336,633)		482,825,321

MASTER LIMITED PARTNERSHIP—0.9%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Fortress Investment Group LLC, Cl. A	557,400	4,425,756
(Cost $3,144,521)		4,425,756

REAL ESTATE INVESTMENT TRUST—1.6%
OFFICE REITS—0.6%
Dupont Fabros Technology, Inc.	118,700	3,058,899

RESIDENTIAL REITS—0.4%
American Homes 4 Rent, Cl. A*(L2),(a)	142,600	2,250,228

SPECIALIZED REITS—0.6%
Sovran Self Storage, Inc.	38,000	2,875,840
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $7,936,018)		8,184,967

Total Investments (Cost $372,417,172)(b)	95.9%	495,436,044
Other Assets in Excess of Liabilities	4.1	20,971,816
NET ASSETS	100.0%	$516,407,860

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $2,139,000 and represents 0.4% of the net assets of the Fund.

(b)

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $374,292,243, amounted to $121,143,801 which consisted of aggregate gross unrealized appreciation of $127,875,400 and aggregate gross unrealized depreciation of $6,731,599.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ September 30, 2013 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.5%
AEROSPACE & DEFENSE—4.2%
Boeing Co., /The	4,200	$493,500
General Dynamics Corp.	4,700	411,344
Honeywell International, Inc.	5,900	489,936
		1,394,780
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	2,600	237,562

AIRLINES—0.7%
Copa Holdings SA, Cl. A	1,700	235,739

APPAREL RETAIL—0.6%
L Brands, Inc.	3,100	189,410

ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Ameriprise Financial, Inc.	2,900	264,132
BlackRock, Inc.	1,550	419,460
		683,592
AUTO PARTS & EQUIPMENT—1.6%
BorgWarner, Inc.	1,950	197,711
Delphi Automotive PLC	5,900	344,678
		542,389
BIOTECHNOLOGY—0.8%
Amgen, Inc.	2,500	279,850

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	5,950	268,643

CASINOS & GAMING—0.9%
Las Vegas Sands Corp.	4,400	292,248

COMMODITY CHEMICALS—0.7%
LyondellBasell Industries NV, Cl. A	3,000	219,690

COMMUNICATIONS EQUIPMENT—2.6%
Cisco Systems, Inc.	19,850	464,887
QUALCOMM, Inc.	5,800	390,688
		855,575
COMPUTER HARDWARE—3.7%
Apple, Inc.	2,600	1,239,549

COMPUTER STORAGE & PERIPHERALS—0.6%
Seagate Technology PLC	4,600	201,204

CONSUMER FINANCE—0.8%
American Express Co.	3,300	249,216

DIVERSIFIED BANKS—1.8%
Wells Fargo & Co.	14,700	607,404

DIVERSIFIED CHEMICALS—0.7%
Dow Chemical Co., /The	5,700	218,880

DRUG RETAIL—1.1%
CVS Caremark Corp.	6,400	363,200

ELECTRIC UTILITIES—0.9%
Southern Co., /The	7,250	298,555

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp., PLC	5,550	382,062

FOOTWEAR—0.7%
NIKE, Inc., Cl. B	3,100	225,184

GENERAL MERCHANDISE STORES—1.1%
Target Corp.	5,900	377,482

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—0.8%
Medtronic, Inc.	5,150	$274,238

HOME IMPROVEMENT RETAIL—1.8%
Home Depot, Inc., /The	7,900	599,215

HOUSEHOLD PRODUCTS—2.2%
Procter & Gamble Co., /The	9,466	715,535

HYPERMARKETS & SUPER CENTERS—1.2%
Wal-Mart Stores, Inc.	5,250	388,290

INDUSTRIAL CONGLOMERATES—2.4%
General Electric Co.	32,850	784,787

INDUSTRIAL MACHINERY—0.5%
Timken Co.	2,900	175,160

INTEGRATED OIL & GAS—5.3%
Exxon Mobil Corp.	11,850	1,019,574
Royal Dutch Shell PLC#	11,350	745,468
		1,765,042
INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc.	10,800	365,256
Verizon Communications, Inc.	14,350	669,571
		1,034,827
INTERNET SOFTWARE & SERVICES—1.9%
Google, Inc., Cl. A*	700	613,137

INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	18,050	486,447

IT CONSULTING & OTHER SERVICES—2.9%
Accenture Ltd.	4,650	342,426
International Business Machines Corp.	3,400	629,611
		972,037
LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	8,000	270,320

MANAGED HEALTH CARE—1.4%
UnitedHealth Group, Inc.	6,350	454,724

MOVIES & ENTERTAINMENT—2.1%
Viacom, Inc., Cl. B	8,150	681,176

OFFICE ELECTRONICS—0.8%
Xerox Corp.	25,600	263,424

OIL & GAS EQUIPMENT & SERVICES—1.0%
Halliburton Company	7,000	337,050

OIL & GAS EXPLORATION & PRODUCTION—2.1%
ConocoPhillips	7,400	514,374
Denbury Resources, Inc.*	9,500	174,895
		689,269
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.	3,450	145,280

OIL, GAS & CONSUMABLE FUELS—0.5%
Williams Cos., Inc., /The	4,650	169,074

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
JPMorgan Chase & Co.	13,750	710,738

PACKAGED FOODS & MEATS—0.6%
Kraft Foods Group, Inc.	3,472	182,072

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PAPER PRODUCTS—0.9%
International Paper Co.	6,800	$304,640

PHARMACEUTICALS—9.4%
AbbVie, Inc.	5,750	257,198
Bristol-Myers Squibb Co.	18,000	833,039
Eli Lilly & Co.	4,700	236,551
Johnson & Johnson	9,600	832,223
Pfizer, Inc.	22,936	658,493
Roche Holding AG#	4,300	290,379
		3,107,883
RAILROADS—1.5%
CSX Corp.	19,350	498,069

RESTAURANTS—2.0%
Darden Restaurants, Inc.	3,650	168,959
McDonald’s Corp.	5,000	481,050
		650,009
SECURITY & ALARM SERVICES—0.9%
Tyco International Ltd.	8,250	288,585

SEMICONDUCTOR EQUIPMENT—0.8%
Kla-Tencor Corp.	4,150	252,528

SEMICONDUCTORS—2.2%
Intel Corp.	17,550	402,246
Xilinx, Inc.	7,150	335,049
		737,295
SOFT DRINKS—4.0%
Coca-Cola Co., /The	15,050	570,094
PepsiCo, Inc.	9,500	755,249
		1,325,343
SPECIALIZED FINANCE—1.4%
CME Group, Inc.	6,380	471,354

SPECIALTY CHEMICALS—0.7%
Rockwood Holdings, Inc.	3,350	224,115

SPECIALTY STORES—0.5%
Tiffany & Co.	2,250	172,395

SYSTEMS SOFTWARE—2.1%
Microsoft Corp.	20,550	684,521

TOBACCO—3.1%
Altria Group, Inc.	13,800	474,030
Philip Morris International, Inc.	6,550	567,165
		1,041,195
WIRELESS TELECOMMUNICATION SERVICES—0.6%
Vodafone Group PLC#	5,550	195,249
TOTAL COMMON STOCKS (Cost $24,491,510)		31,027,237

MASTER LIMITED PARTNERSHIP—2.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Blackstone Group LP	15,200	378,328

INVESTMENT BANKING & BROKERAGE—1.0%
Apollo Global Management LLC	11,400	322,164
TOTAL MASTER LIMITED PARTNERSHIP (Cost $617,166)		700,492

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—3.2%
MORTGAGE REITS—0.5%
Two Harbors Investment Corp.	16,950	$164,585

RETAIL REITS—0.8%
Simon Property Group, Inc.	1,850	274,226

SPECIALIZED REITS—1.9%
Health Care REIT, Inc.	4,750	296,305
Plum Creek Timber Co., Inc.	7,150	334,835
		631,140
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,056,329)		1,069,951

Total Investments (Cost $26,165,005)(a)	98.8%	32,797,680
Other Assets in Excess of Liabilities	1.2	392,817
NET ASSETS	100.0%	$33,190,497

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,194,888, amounted to $6,602,792 which consisted of aggregate gross unrealized appreciation of $6,937,673 and aggregate gross unrealized depreciation of $334,881.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ September 30, 2013 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—58.5%
AEROSPACE & DEFENSE—2.9%
Boeing Co., /The	7,500	$881,250
General Dynamics Corp.	8,400	735,168
Honeywell International, Inc.	12,600	1,046,304
		2,662,722
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	4,800	438,576

AIRLINES—0.5%
Copa Holdings SA, Cl. A	3,000	416,010

APPAREL RETAIL—0.4%
L Brands, Inc.	5,800	354,380

ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Ameriprise Financial, Inc.	5,100	464,508
BlackRock, Inc.	2,400	649,488
		1,113,996
AUTO PARTS & EQUIPMENT—1.0%
BorgWarner, Inc.	3,400	344,726
Delphi Automotive PLC	10,400	607,568
		952,294
BIOTECHNOLOGY—0.5%
Amgen, Inc.	4,400	492,536

CABLE & SATELLITE—0.5%
Comcast Corporation, Cl. A	11,000	496,650

CASINOS & GAMING—0.6%
Las Vegas Sands Corp.	7,700	511,434

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	34,600	810,332
QUALCOMM, Inc.	10,200	687,072
		1,497,404
COMPUTER HARDWARE—2.4%
Apple, Inc.	4,600	2,193,050

COMPUTER STORAGE & PERIPHERALS—0.4%
Seagate Technology PLC	8,100	354,294

CONSUMER FINANCE—0.5%
American Express Co.	6,200	468,224

DIVERSIFIED BANKS—1.2%
Wells Fargo & Co.	27,400	1,132,168

DIVERSIFIED CHEMICALS—0.4%
Dow Chemical Co., /The	10,100	387,840

DRUG RETAIL—0.7%
CVS Caremark Corp.	11,000	624,250

ELECTRIC UTILITIES—0.6%
Southern Co., /The	13,900	572,402

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp., PLC	10,400	715,936

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	5,700	414,048

GENERAL MERCHANDISE STORES—0.7%
Target Corp.	10,300	658,994

HOME IMPROVEMENT RETAIL—1.0%
Home Depot, Inc., /The	12,700	963,295

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	16,600	$1,254,794

HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	9,200	680,432

INDUSTRIAL CONGLOMERATES—1.5%
General Electric Co.	57,400	1,371,286

INDUSTRIAL MACHINERY—0.3%
Timken Co.	5,100	308,040

INTEGRATED OIL & GAS—3.4%
Exxon Mobil Corp.	20,900	1,798,236
Royal Dutch Shell PLC#	20,000	1,313,600
		3,111,836
INTEGRATED TELECOMMUNICATION SERVICES—2.0%
AT&T, Inc.	19,900	673,018
Verizon Communications, Inc.	26,000	1,213,160
		1,886,178
INTERNET SOFTWARE & SERVICES—1.2%
Google, Inc., Cl. A*	1,300	1,138,683

INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	22,400	603,680

IT CONSULTING & OTHER SERVICES—1.9%
Accenture Ltd.	8,200	603,848
International Business Machines Corp.	6,100	1,129,598
		1,733,446
LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.	14,400	486,576

MANAGED HEALTH CARE—0.9%
UnitedHealth Group, Inc.	11,100	794,871

MOVIES & ENTERTAINMENT—1.3%
Viacom, Inc., Cl. B	14,200	1,186,836

OFFICE ELECTRONICS—0.5%
Xerox Corp.	44,900	462,021

OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	12,200	587,430

OIL & GAS EXPLORATION & PRODUCTION—1.3%
ConocoPhillips	13,200	917,532
Denbury Resources, Inc.*	16,500	303,765
		1,221,297
OIL & GAS REFINING & MARKETING—0.3%
HollyFrontier Corp.	6,000	252,660

OIL, GAS & CONSUMABLE FUELS—0.3%
Williams Cos., Inc., /The	8,400	305,424

OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
JPMorgan Chase & Co.	24,700	1,276,743

PACKAGED FOODS & MEATS—0.3%
Kraft Foods Group, Inc.	6,000	314,640

PAPER PRODUCTS—0.6%
International Paper Co.	12,000	537,600

PHARMACEUTICALS—5.9%
AbbVie, Inc.	10,200	456,246
Bristol-Myers Squibb Co.	31,400	1,453,192

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Eli Lilly & Co.	8,000	$402,640
Johnson & Johnson	17,200	1,491,068
Pfizer, Inc.	40,289	1,156,697
Roche Holding AG#	7,400	499,722
		5,459,565
RAILROADS—1.0%
CSX Corp.	37,000	952,380

RESTAURANTS—1.3%
Darden Restaurants, Inc.	6,800	314,772
McDonald’s Corp.	8,900	856,269
		1,171,041
SECURITY & ALARM SERVICES—0.6%
Tyco International Ltd.	14,700	514,206

SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	7,300	444,205

SEMICONDUCTORS—1.4%
Intel Corp.	31,100	712,812
Xilinx, Inc.	12,500	585,750
		1,298,562
SOFT DRINKS—2.5%
Coca-Cola Co., /The	27,400	1,037,912
PepsiCo, Inc.	16,600	1,319,700
		2,357,612
SPECIALIZED FINANCE—0.8%
CME Group, Inc.	9,600	709,248

SPECIALTY CHEMICALS—0.6%
Rockwood Holdings, Inc.	7,800	521,820

SPECIALTY STORES—0.3%
Tiffany & Co.	4,000	306,480

SYSTEMS SOFTWARE—1.3%
Microsoft Corp.	36,200	1,205,822

TOBACCO—2.0%
Altria Group, Inc.	24,100	827,835
Philip Morris International, Inc.	12,000	1,039,080
		1,866,915
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Vodafone Group PLC#	10,300	362,354
TOTAL COMMON STOCKS (Cost $48,590,297)		54,105,186

MASTER LIMITED PARTNERSHIP—1.3%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Blackstone Group LP	26,700	664,563

INVESTMENT BANKING & BROKERAGE—0.6%
Apollo Global Management LLC	20,100	568,026
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,085,851)		1,232,589

REAL ESTATE INVESTMENT TRUST—2.6%
MORTGAGE REITS—0.3%
Two Harbors Investment Corp.	29,600	287,416

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)
RESIDENTIAL REITS—0.6%
American Homes 4 Rent, Cl. A*(L2),(a)	35,700	$563,346

RETAIL REITS—0.4%
Simon Property Group, Inc.	2,600	385,398

SPECIALIZED REITS—1.3%
Health Care REIT, Inc.	8,900	555,182
Plum Creek Timber Co., Inc.	13,100	613,473
		1,168,655
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,521,153)		2,404,815

	PRINCIPAL AMOUNT
CORPORATE BONDS—29.3%
AGRICULTURAL PRODUCTS—1.3%
Cargill, Inc., 7.35%, 3/6/2019(L2)(b)	1,000,000	1,229,503

COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems, Inc., 5.50%, 2/22/2016(L2)	1,250,000	1,390,180

COMPUTER HARDWARE—4.0%
Dell, Inc., 3.10%, 4/1/2016(L2)	1,750,000	1,751,386
Hewlett-Packard Co., 4.38%, 9/15/2021(L2)	2,000,000	1,944,036
		3,695,422
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
John Deere Capital Corp., 2.75%, 3/15/2022(L2)	1,750,000	1,676,729

DIVERSIFIED BANKS—2.5%
Wachovia Corp., 5.75%, 2/1/2018(L2)	2,000,000	2,312,572

HEALTH CARE EQUIPMENT—2.5%
Baxter International, Inc., 5.90%, 9/1/2016(L2)	2,000,000	2,279,916

INDUSTRIAL CONGLOMERATES—2.5%
General Electric Capital Corp., 6.00%, 8/7/2019(L2)	2,000,000	2,330,482

INTEGRATED OIL & GAS—2.4%
Total Capital SA, 4.45%, 6/24/2020(L2)	2,000,000	2,208,386

INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc., 2.63%, 12/1/2022(L2)	1,500,000	1,347,108
Verizon Communications, Inc., 6.35%, 4/1/2019(L2)	1,300,000	1,527,393
		2,874,501
INVESTMENT BANKING & BROKERAGE—1.8%
Goldman Sachs Group, Inc., /The, 5.75%, 1/24/2022(L2)	1,500,000	1,665,743

IT CONSULTING & OTHER SERVICES—1.7%
International Business Machines Corp., 1.95%, 7/22/2016(L2)	1,525,000	1,571,406

OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
JPMorgan Chase & Co., 3.45%, 3/1/2016(L2)	2,000,000	2,107,162

PACKAGED FOODS & MEATS—2.0%
Campbell Soup Co., 2.50%, 8/2/2022(L2)	2,000,000	1,821,656
TOTAL CORPORATE BONDS (Cost $27,751,206)		27,163,658

U.S. TREASURY OBLIGATIONS—6.6%
1.50%, 12/31/13(L2)	1,000,000	1,003,633
4.75%, 5/15/14(L2)	2,052,000	2,111,556
4.25%, 11/15/14(L2)	1,900,000	1,987,392

	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS—(CONT.)
4.50%, 2/15/16(L2)	940,000	$1,030,548
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,058,332)		6,133,129

Total Investments (Cost $86,006,839)(c)	98.3%	91,039,377
Other Assets in Excess of Liabilities	1.7	1,536,399
NET ASSETS	100.0%	$92,575,776

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on October 31, 2013. Security was acquired on November 14, 2012 for a cost of $535,500 and represents 0.6% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.3% of the net assets of the Fund.

(c)

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $86,017,778, amounted to $5,021,599 which consisted of aggregate gross unrealized appreciation of $6,487,232 and aggregate gross unrealized depreciation of $1,465,633.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). The Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. The Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.  Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

or offset against the proceeds on the underlying security to determine the realized gain or loss.

(c) Lending of Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio. Any required additional collateral is delivered to the Portfolio and any excess collateral is returned to the borrower on the next business day. The Portfolios are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan. In the event the borrower fails to return loaned securities when due, the collateral may be used to replace the loaned securities. The Portfolios will be responsible for any diminution in collateral value, as defined in the securities lending agreement.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. The following is a summary of the inputs used as of September 30, 2013 in valuing the Portfolios’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,502,028	$7,502,028	—	—
Consumer Staples	7,098,643	7,098,643	—	—
Energy	5,478,647	5,478,647	—	—
Financials	5,304,059	5,304,059	—	—
Health Care	6,746,972	6,746,972	—	—
Industrials	7,379,156	7,379,156	—	—
Information Technology	10,327,487	10,327,487	—	—
Materials	1,447,260	1,447,260	—	—
Telecommunication Services	2,248,532	2,248,532	—	—
Utilities	572,402	572,402	—	—
TOTAL COMMON STOCKS	$54,105,186	$54,105,186	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CORPORATE BONDS
Consumer Staples	$3,051,159	—	$3,051,159	—
Energy	2,208,386	—	2,208,386	—
Financials	6,085,477	—	6,085,477	—
Health Care	2,279,916	—	2,279,916	—
Industrials	4,007,211	—	4,007,211	—
Information Technology	6,657,008	—	6,657,008	—
Telecommunication Services	2,874,501	—	2,874,501	—
TOTAL CORPORATE BONDS	$27,163,658	—	$27,163,658	—
MASTER LIMITED PARTNERSHIP
Financials	1,232,589	1,232,589	—	—
REAL ESTATE INVESTMENT TRUST
Financials	2,404,815	1,841,469	563,346	—
U.S. TREASURY OBLIGATIONS
U.S. Government & Agency	6,133,129	—	6,133,129	—
TOTAL INVESTMENTS IN SECURITIES	$91,039,377	$57,179,244	$33,860,133	—

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	104,563,341	104,563,341	—	—
Consumer Staples	23,678,212	23,678,212	—	—
Energy	23,339,053	23,339,053	—	—
Financials	18,915,342	18,915,342	—	—
Health Care	56,695,037	56,695,037	—	—
Industrials	43,027,981	43,027,981	—	—
Information Technology	122,071,463	122,071,463	—	—
Materials	11,853,610	11,853,610	—	—
Telecommunication Services	4,082,750	4,082,750	—	—
TOTAL COMMON STOCKS	$408,226,789	$408,226,789	—	—
MASTER LIMITED PARTNERSHIP
Financials	4,731,589	4,731,589	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,856,123	—	1,856,123	—
TOTAL INVESTMENTS IN SECURITIES	$414,814,501	$412,958,378	$1,856,123	—

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	4,268,471	4,268,471	—	—
Consumer Staples	4,015,635	4,015,635	—	—
Energy	3,105,715	3,105,715	—	—
Financials	3,208,751	3,208,751	—	—
Health Care	4,116,695	4,116,695	—	—
Industrials	3,996,744	3,996,744	—	—
Information Technology	5,819,270	5,819,270	—	—
Materials	967,325	967,325	—	—
Telecommunication Services	1,230,076	1,230,076	—	—
Utilities	298,555	298,555	—	—
TOTAL COMMON STOCKS	$31,027,237	$31,027,237	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$700,492	$700,492	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,069,951	1,069,951	—	—
TOTAL INVESTMENTS IN SECURITIES	$32,797,680	$32,797,680	—	—

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	70,216,703	70,216,703	—	—
Consumer Staples	9,485,603	9,485,603	—	—
Energy	18,148,653	18,148,653	—	—
Financials	11,466,283	11,466,283	—	—
Health Care	35,530,126	35,530,126	—	—
Industrials	33,144,563	33,144,563	—	—
Information Technology	86,250,155	86,250,155	—	—
Materials	12,591,110	12,591,110	—	—
TOTAL COMMON STOCKS	$276,833,196	$276,833,196	—	—
MASTER LIMITED PARTNERSHIP
Financials	7,424,150	7,424,150	—	—
TOTAL INVESTMENTS IN SECURITIES	$284,257,346	$284,257,346	—	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	47,351,131	47,351,131	—	—
Consumer Staples	8,955,360	8,955,360	—	—
Energy	10,521,317	10,521,317	—	—
Financials	7,695,602	7,695,602	—	—
Health Care	20,488,381	20,488,381	—	—
Industrials	22,378,320	22,378,320	—	—
Information Technology	26,103,655	26,103,655	—	—
Materials	9,256,348	9,256,348	—	—
Telecommunication Services	201,824	201,824	—	—
TOTAL COMMON STOCKS	$152,951,938	$152,951,938	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,476,020	1,476,020	—	—
PURCHASED OPTIONS
Energy	43,566	27,306	16,260	—
Financials	17,136	17,136	—	—
TOTAL PURCHASED OPTIONS	$60,702	$44,442	$16,260	—
REAL ESTATE INVESTMENT TRUST
Financials	1,383,906	—	1,383,906	—
TOTAL INVESTMENTS IN SECURITIES	$155,872,566	$154,472,400	$1,400,166	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	490,120	277,325	212,795	—
Financials	14,364	14,364	—	—
TOTAL OPTIONS WRITTEN	$504,484	$291,689	$212,795	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$88,968,058	$88,968,058	—	—
Consumer Staples	16,716,012	16,716,012	—	—
Energy	21,210,009	21,210,009	—	—
Financials	24,770,659	24,770,659	—	—
Health Care	98,083,212	98,083,212	—	—
Industrials	74,898,502	74,898,502	—	—
Information Technology	125,950,241	125,950,241	—	—
Materials	27,078,303	27,078,303	—	—
Telecommunication Services	5,150,325	5,150,325	—	—
TOTAL COMMON STOCKS	$482,825,321	$482,825,321	—	—
MASTER LIMITED PARTNERSHIP
Financials	4,425,756	4,425,756	—	—
REAL ESTATE INVESTMENT TRUST
Financials	8,184,967	5,934,739	2,250,228	—
TOTAL INVESTMENTS IN SECURITIES	$495,436,044	$493,185,816	$2,250,228	—

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	14,823,560	14,823,560	—	—
Consumer Staples	2,629,054	2,629,054	—	—
Energy	3,260,211	3,260,211	—	—
Financials	3,868,260	3,868,260	—	—
Health Care	12,952,999	12,952,999	—	—
Industrials	13,088,741	13,088,741	—	—
Information Technology	17,771,892	17,771,892	—	—
Materials	5,230,862	5,230,862	—	—
Telecommunication Services	655,159	655,159	—	—
TOTAL COMMON STOCKS	$74,280,738	$74,280,738	—	—
MASTER LIMITED PARTNERSHIP
Financials	933,994	933,994	—	—
REAL ESTATE INVESTMENT TRUST
Financials	542,643	542,643	—	—
TOTAL INVESTMENTS IN SECURITIES	$75,757,375	$75,757,375	—	—

On September 30, 2013 the Alger Mid Cap Growth Portfolio transferred securities totaling $251,776 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Balanced Portfolio	$1,366,283	$1,366,283	—	—
Alger Capital Appreciation Portfolio	8,643,204	8,643,204	—	—
Alger Growth & Income Portfolio	262,196	262,196	—	—
Alger Large Cap Growth Portfolio	12,493,506	12,493,506	—	—
Alger Mid Cap Growth Portfolio	1,444,434	1,444,434	—	—
Alger Small Cap Growth Portfolio	17,956,464	17,956,464	—	—
Alger SMid Cap Growth Portfolio	1,754,024	1,754,024	—	—
Total	$43,920,111	$43,920,111	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the period ended September 30, 2013, written equity and index put options were used in accordance with this objective.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The fair values of derivative instruments as of September 30, 2013 are as follows:

Alger Mid Cap Growth Portfolio

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$59,112		—
Purchased Call Options	Investments in securities, at value	1,590		—
Written Put Options	—	—	Written options outstanding, at value	$253,118
Written Call Options	—	—	Written options outstanding, at value	251,366
Total	—	$60,702		$504,484

For the three months ended September 30, 2013, the Alger Mid Cap Growth Portfolio had option purchases of $490,264 and option sales of $1,464,529. The effect of derivative instruments on the statement of operations for the three months ended September 30, 2013 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Call Options	$15,070
Purchased Put Options	(16,766)
Written Call Options	252,690
Written Put Options	398,887
Total	$649,881

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$(5,511)
Written Options	(21,908)
Total	$(27,419)

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/ Hal Liebes

Hal Liebes

President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Hal Liebes

Hal Liebes

President

Date: November 26, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 26, 2013